iShares®

iShares Trust (the “Trust”)

Supplement dated June 21, 2021 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) for the

iShares Russell 1000 Pure U.S. Revenue ETF (AMCA)

(the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

On June 16, 2021, the Board of Trustees of the Trust unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2021, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2021. Proceeds of the liquidation are currently scheduled to be sent to shareholders on August 26, 2021.

When the Fund is in the process of liquidating its portfolio, which is anticipated to commence prior to August 24, 2021, the Fund will hold cash and securities that may not be consistent with the Fund’s investment objective and strategies and is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 24, 2021 and August 26, 2021, because shares will not be traded on The Nasdaq Stock Market LLC (“Nasdaq”), we cannot assure you that there will be a trading market for your shares.

Shareholders may sell their holdings of the Fund on Nasdaq until the market close on August 23, 2021 and may incur the usual and customary brokerage commissions associated with the sale of Fund shares. At the time the liquidation of the Fund is complete, shares of the Fund will be individually redeemed. If you still hold shares of the Fund on August 26, 2021, the Fund will automatically redeem your shares for cash based on the net asset value as of the close of business on August 23, 2021, which will include any dividends or distributions calculated as of that date.

If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. Please consult your personal tax advisor about the potential tax consequences.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-FC1-0621

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust (the “Trust”)

Supplement dated June 21, 2021 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) for the

iShares Currency Hedged MSCI Mexico ETF (HEWW)

(the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

On June 16, 2021, the Board of Trustees of the Trust unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2021, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2021. Proceeds of the liquidation are currently scheduled to be sent to shareholders on August 26, 2021.

When the Fund is in the process of liquidating its portfolio, which is anticipated to commence prior to August 24, 2021, the Fund will hold cash and securities that may not be consistent with the Fund’s investment objective and strategies and is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 24, 2021 and August 26, 2021, because shares will not be traded on NYSE Arca, Inc. (“NYSE Arca”), we cannot assure you that there will be a trading market for your shares.

Shareholders may sell their holdings of the Fund on NYSE Arca until the market close on August 23, 2021 and may incur the usual and customary brokerage commissions associated with the sale of Fund shares. At the time the liquidation of the Fund is complete, shares of the Fund will be individually redeemed. If you still hold shares of the Fund on August 26, 2021, the Fund will automatically redeem your shares for cash based on the net asset value as of the close of business on August 23, 2021, which will include any dividends or distributions calculated as of that date.

If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. Please consult your personal tax advisor about the potential tax consequences.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-FC2-0621

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust (the “Trust”)

Supplement dated June 21, 2021 (the “Supplement”)

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAIs”) for the

iShares Adaptive Currency Hedged MSCI EAFE ETF (DEFA),

iShares Factors US Blend Style ETF (STLC),

iShares Factors US Mid Blend Style ETF (STMB),

iShares Factors US Small Blend Style ETF (STSB), and

iShares International Preferred Stock ETF (IPFF)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On June 16, 2021, the Board of Trustees of the Trust unanimously voted to close and liquidate the Funds. After the close of business on August 23, 2021, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2021. Proceeds of the liquidation are currently scheduled to be sent to shareholders on August 26, 2021.

When each Fund is in the process of liquidating its portfolio, which is anticipated to commence prior to August 24, 2021, the Fund will hold cash and securities that may not be consistent with the Fund’s investment objective and strategies and is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 24, 2021 and August 26, 2021, because shares will not be traded on Cboe BZX Exchange, Inc. (“Cboe BZX”), we cannot assure you that there will be a trading market for your shares.

Shareholders may sell their holdings of a Fund on Cboe BZX until the market close on August 23, 2021 and may incur the usual and customary brokerage commissions associated with the sale of Fund shares. At the time the liquidation of a Fund is complete, shares of the Fund will be individually redeemed. If you still hold shares of a Fund on August 26, 2021, the Fund will automatically redeem your shares for cash based on the net asset value as of the close of business on August 23, 2021, which will include any dividends or distributions calculated as of that date.

If you are subject to federal income tax, the liquidation of a Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, a Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. Please consult your personal tax advisor about the potential tax consequences.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-FC3-0621

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE